Derivative financial instruments and market risks - Summary of Operating Currency Hedging Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notional amount
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 12,317	€ 10,358	€ 8,862
Notional amount | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7,521	6,112	5,403
Notional amount | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,974	2,981	2,732
Notional amount | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	703	788	576
Notional amount | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	368	419	180
Notional amount | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	241	339	240
Notional amount | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	216	192	179
Notional amount | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			84
Notional amount | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,796	4,246	3,459
Notional amount | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,660	2,022	2,047
Notional amount | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	484	876	375
Notional amount | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	451	364	142
Notional amount | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	203	137	130
Notional amount | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	126	123
Notional amount | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Notional amount | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Notional amount | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	12,317	10,358	8,862
Notional amount | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7,521	6,112	5,403
Notional amount | Not eligible for hedge accounting | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3,974	2,981	2,732
Notional amount | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	703	788	576
Notional amount | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	368	419	180
Notional amount | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	241	339	240
Notional amount | Not eligible for hedge accounting | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	216	192	179
Notional amount | Not eligible for hedge accounting | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			84
Notional amount | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,796	4,246	3,459
Notional amount | Not eligible for hedge accounting | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2,660	2,022	2,047
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	484	876	375
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	451	364	142
Notional amount | Not eligible for hedge accounting | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	203	137	130
Notional amount | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	126	123
Fair value
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(30)	22	22
Fair value | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(67)	30	49
Fair value | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(59)	35	56
Fair value | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(5)	7	2
Fair value | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	(1)	1
Fair value | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	(6)	(5)
Fair value | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(23)	(4)	(14)
Fair value | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Fair value | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	37	(8)	(27)
Fair value | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	24	(12)	(21)
Fair value | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3	0	(7)
Fair value | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	(1)	0
Fair value | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	19	2	4
Fair value | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	1
Fair value | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Fair value | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0
Fair value | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(30)	22	22
Fair value | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(67)	30	49
Fair value | Not eligible for hedge accounting | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(59)	35	56
Fair value | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(5)	7	2
Fair value | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	(1)	1
Fair value | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	(6)	(5)
Fair value | Not eligible for hedge accounting | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(23)	(4)	(14)
Fair value | Not eligible for hedge accounting | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Fair value | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	37	(8)	(27)
Fair value | Not eligible for hedge accounting | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	24	(12)	(21)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3	0	(7)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	(1)	0
Fair value | Not eligible for hedge accounting | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	19	2	4
Fair value | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	1
Of which recognized in equity | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Taiwan Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place			0
Of which recognized in equity | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	€ 0
Of which recognized in equity | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 0	€ 0